UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21751

Lazard World Dividend & Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

Item 1. Schedule of Investments.

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments

September 30, 2016 (unaudited)

Description	Shares	Fair Value
Common Stocks | 96.6%
Australia | 3.0%
Alumina, Ltd.	917,335	$1,027,485
DUET Group	427,450	823,003
Spotless Group Holdings, Ltd.	632,671	519,653
		2,370,141
Brazil | 2.1%
Ambev SA	105,800	644,791
BB Seguridade Participacoes SA	106,202	975,759
		1,620,550
Canada | 1.1%
Alaris Royalty Corp.	49,080	837,235
China | 4.3%
Agricultural Bank of China, Ltd., Class H	4,174,000	1,800,573
China Construction Bank Corp., Class H	2,035,180	1,519,008
		3,319,581
Finland | 1.5%
Sampo Oyj, A Shares	25,966	1,155,014
France | 7.1%
AXA SA	84,917	1,806,714
TOTAL SA	50,002	2,369,951
Vivendi SA	66,327	1,336,553
		5,513,218
Hong Kong | 0.8%
Sands China, Ltd.	141,200	618,516
India | 1.3%
Indiabulls Housing Finance, Ltd.	81,280	1,013,671
Israel | 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	395,077	744,688
Italy | 2.7%
Azimut Holding SpA	39,893	587,301
Snam SpA	277,719	1,538,628
		2,125,929
Japan | 2.5%
Daiwa House Industry Co., Ltd.	20,436	559,724
Sumitomo Mitsui Financial Group, Inc.	25,300	852,684
Yumeshin Holdings Co., Ltd.	69,700	534,303
		1,946,711
Luxembourg | 2.4%
RTL Group SA	14,780	1,226,540
Tenaris SA	45,399	645,034
		1,871,574
Description	Shares	Fair Value
Mexico | 1.1%
Fibra Uno Administracion SA de CV REIT	466,600	$853,078
Netherlands | 3.7%
ING Groep NV	94,082	1,159,755
NN Group NV	18,260	560,447
Royal Dutch Shell PLC, B Shares	45,327	1,176,059
		2,896,261
Norway | 3.7%
Telenor ASA	169,690	2,917,855
Portugal | 0.7%
Galp Energia SGPS SA	42,244	577,532
Russia | 2.1%
Mobile TeleSystems PJSC Sponsored ADR	216,747	1,653,780
South Africa | 1.6%
Life Healthcare Group Holdings, Ltd.	443,894	1,225,934
Spain | 0.7%
Abertis Infraestructuras SA	34,987	544,734
Sweden | 0.8%
Swedbank AB, A Shares	26,955	632,995
Switzerland | 2.3%
Novartis AG	23,124	1,818,501
Taiwan | 5.1%
Chicony Electronics Co., Ltd.	187,666	476,200
Hon Hai Precision Industry Co., Ltd.	345,345	874,340
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	85,155	2,604,891
		3,955,431
Thailand | 1.7%
Krung Thai Bank Public Co. Ltd. NVDR	1,473,800	751,682
Pruksa Real Estate Public Co. Ltd. (a)	960,100	604,046
		1,355,728
Turkey | 0.7%
Tofas Turk Otomobil Fabrikasi AS	73,371	535,184
United Kingdom | 3.5%
St James’s Place PLC	37,660	463,699
UBM PLC	115,720	1,070,035
Vodafone Group PLC	417,422	1,196,906
		2,730,640
United States | 39.1%
Artisan Partners Asset Management, Inc., Class A	30,224	822,093
AT&T, Inc.	38,103	1,547,363
Blackstone Mortgage Trust, Inc., Class A REIT	72,869	2,145,992
Caterpillar, Inc.	6,600	585,882

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2016 (unaudited)

Description	Shares	Fair Value
Chevron Corp.	7,469	$768,710
Cisco Systems, Inc.	94,500	2,997,540
Communications Sales & Leasing, Inc. REIT	25,678	806,546
Cypress Semiconductor Corp.	45,623	554,776
Deere & Co.	9,460	807,411
Eaton Corp. PLC	31,230	2,052,123
Host Hotels & Resorts, Inc. REIT	23,162	360,632
International Paper Co.	49,543	2,377,073
LaSalle Hotel Properties REIT	44,231	1,055,794
Leidos Holdings, Inc.	14,673	635,047
Medical Properties Trust, Inc. REIT	30,559	451,356
Occidental Petroleum Corp.	10,302	751,222
Oceaneering International, Inc.	24,475	673,307
PacWest Bancorp	53,464	2,294,140
Pattern Energy Group, Inc.	75,702	1,702,538
Pfizer, Inc.	94,507	3,200,952
QUALCOMM, Inc.	20,688	1,417,128
The Procter & Gamble Co.	14,426	1,294,734
Verizon Communications, Inc.	22,355	1,162,013
		30,464,372
Total Common Stocks (Cost $78,092,803)		75,298,853
Description	Principal Amount (000) (b)	Fair Value
Foreign Government Obligations | 14.5%
Brazil | 2.5%
Brazil NTN-B:
6.00%, 08/15/20	1,074	$970,603
6.00%, 08/15/26	680	618,947
6.00%, 05/15/35	410	377,463
		1,967,013
Colombia | 1.0%
Colombian Titulos De Tesoreria:
7.00%, 05/04/22	1,670,000	587,285
10.00%, 07/24/24	490,000	201,436
		788,721
Hungary | 0.9%
Hungary Government Bond, 7.50%, 11/12/20	166,000	747,330
Indonesia | 1.7%
Indonesia Government Bonds:
7.875%, 04/15/19	9,937,000	781,430
8.375%, 09/15/26	6,853,000	573,140
		1,354,570
Description	Principal Amount (000) (b)	Fair Value
Malaysia | 1.0%
Malaysia Government Bond, 3.80%, 08/17/23	3,315	$818,761
Mexico | 2.9%
Mexican Bonos:
4.75%, 06/14/18	2,300	117,337
6.50%, 06/10/21	21,720	1,151,521
5.75%, 03/05/26	6,600	333,693
Mexican Udibonos, 2.50%, 12/10/20	12,328	635,854
		2,238,405
Russia | 2.1%
Russia Government Bonds - OFZ:
7.50%, 08/18/21	52,900	818,540
7.60%, 07/20/22	52,500	812,578
		1,631,118
Serbia | 0.5%
Serbia Treasury Bond, 6.00%, 02/22/19	41,400	389,839
South Africa | 0.3%
Republic of South Africa, 10.50%, 12/21/26	2,700	220,930
Turkey | 1.0%
Turkey Government Bond, 4.00%, 04/01/20	2,145	751,859
Uganda | 0.6%
Uganda Government Bonds:
18.375%, 02/18/21	894,300	275,966
16.50%, 05/13/21	565,700	166,033
		441,999
Total Foreign Government Obligations (Cost $11,486,000)		11,350,545
Total Investments | 111.1% (Cost $89,578,803) (c), (d)		$86,649,398
Liabilities in Excess of Cash and Other Assets | (11.1)%		(8,689,687)
Net Assets | 100.0%		$77,959,711

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ARS	4,629,270	USD	300,212	BNP	10/28/16	$—	$2,420
ARS	8,892,000	USD	570,000	BNP	11/02/16	585	—
ARS	10,500,220	USD	675,907	CIT	10/31/16	—	1,456
ARS	3,332,500	USD	215,000	CIT	11/09/16	—	1,922
BRL	461,630	USD	134,000	BNP	10/11/16	7,646	—
BRL	1,190,256	USD	362,000	BNP	10/19/16	2,399	—
BRL	1,356,426	USD	415,254	JPM	10/11/16	949	—
BRL	741,055	USD	217,000	JPM	01/20/17	3,772	—
CLP	261,708,750	USD	387,000	BNP	10/07/16	10,896	—
COP	31,465,000	USD	10,701	CIT	10/03/16	212	—
COP	866,889,000	USD	291,000	CIT	10/03/16	9,653	—
COP	1,734,942,000	USD	582,000	HSB	11/04/16	16,080	—
COP	1,680,000,000	USD	560,000	JPM	10/18/16	21,098	—
DOP	7,787,700	USD	168,821	CIT	10/06/16	—	32
DOP	10,660,730	USD	230,005	CIT	10/07/16	1,062	—
DOP	15,824,000	USD	342,215	CIT	10/28/16	1,056	—
DOP	19,909,000	USD	427,232	CIT	10/31/16	4,595	—
EGP	3,062,890	USD	309,383	BNP	11/30/16	—	32,116
EGP	3,233,750	USD	325,000	BNP	11/30/16	—	32,266
EGP	3,658,950	USD	346,000	BNP	02/24/17	—	40,109
EUR	366,000	PLN	1,575,264	JPM	10/20/16	—	344
EUR	514,000	USD	578,250	CAB	11/28/16	573	—
EUR	498,420	USD	565,089	JPM	11/01/16	—	4,459
EUR	1,034,167	USD	1,165,000	JPM	11/01/16	—	1,756
GHS	963,900	USD	204,000	BRC	07/17/17	422	—
GHS	995,100	USD	248,000	CIT	10/11/16	2,096	—
GHS	832,500	USD	185,000	CIT	04/06/17	2,224	—
HUF	163,049,808	USD	592,198	CIT	10/07/16	2,470	—
IDR	116,240,000	USD	8,000	CIT	03/22/17	694	—
IDR	5,609,990,000	USD	401,000	CIT	03/22/17	18,595	—
IDR	4,687,840,000	USD	332,000	CIT	05/02/17	17,129	—
IDR	6,173,550,000	USD	459,000	HSB	01/23/17	6,391	—
IDR	3,775,380,000	USD	267,000	HSB	05/09/17	13,997	—
ILS	2,860,951	USD	764,000	JPM	11/28/16	453	—
INR	45,940,500	USD	675,000	JPM	10/07/16	14,516	—
INR	86,836,270	USD	1,282,000	SCB	10/24/16	17,423	—
JPY	68,418,674	USD	687,000	CIT	10/06/16	—	12,240
KES	41,698,800	USD	396,000	CIT	03/13/17	5,349	—
KES	37,896,300	USD	369,000	JPM	12/30/16	423	—
KRW	826,515,310	USD	757,000	SCB	10/13/16	—	6,583
KZT	204,585,000	USD	593,000	CIT	11/14/16	7,752	—
KZT	129,930,000	USD	355,000	HSB	03/29/17	12,738	—
KZT	137,317,000	USD	389,000	JPM	01/09/17	7,839	—
MYR	4,434,936	USD	1,070,000	JPM	10/26/16	1,077	—
PEN	1,293,888	USD	384,000	BNP	10/31/16	—	2,529
PEN	2,631,902	USD	772,000	CIT	11/16/16	2,354	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016 (continued):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
PEN	1,278,557	USD	379,000	HSB	10/05/16	$—	$1,109
PEN	1,332,974	USD	388,000	HSB	12/05/16	3,131	—
PHP	35,459,240	USD	758,000	JPM	11/02/16	—	27,367
PHP	29,591,100	USD	610,000	JPM	12/05/16	—	816
PHP	18,742,580	USD	394,000	SCB	10/13/16	—	7,611
PLN	3,061,649	EUR	695,000	JPM	10/20/16	19,048	—
RON	1,999,997	USD	509,203	CIT	04/13/17	—	1,481
RSD	42,652,050	EUR	343,000	CIT	12/09/16	167	—
RSD	40,946,400	EUR	330,000	CIT	12/15/16	—	980
RUB	9,230,760	USD	144,000	CAB	10/28/16	2,222	—
RUB	45,980,423	USD	709,000	CAB	10/28/16	19,364	—
THB	13,618,140	USD	392,986	CIT	11/10/16	—	175
THB	21,275,415	USD	609,000	JPM	10/14/16	4,909	—
THB	25,847,781	USD	746,000	SCB	11/10/16	—	428
TRY	3,443,348	USD	1,157,000	CAB	11/23/16	—	21,218
UGX	851,162,000	USD	247,000	BRC	11/07/16	1,162	—
UGX	683,178,000	USD	186,000	CIT	12/23/16	9,804	—
UGX	2,585,520,000	USD	750,296	JPM	10/17/16	9,354	—
USD	68,000	BRL	67,634	BNP	10/11/16	366	—
USD	869,000	BRL	1,193,477	UBS	01/20/17	—	324,477
USD	314,000	COP	311,566	CIT	10/03/16	2,434	—
USD	53,000	COP	54,049	CIT	10/18/16	—	1,049
USD	348,471	EGP	305,891	BNP	02/24/17	42,581	—
USD	280,229	EGP	250,505	CIT	11/30/16	29,724	—
USD	354,000	EGP	319,496	HSB	11/30/16	34,504	—
USD	97,816	EUR	98,045	CIT	12/09/16	—	229
USD	595,415	EUR	607,058	JPM	10/20/16	—	11,643
USD	476,447	EUR	480,295	JPM	11/01/16	—	3,848
USD	2,223,776	EUR	2,235,325	JPM	11/01/16	—	11,550
USD	246,923	GHS	250,096	CIT	10/11/16	—	3,172
USD	186,957	GHS	187,224	CIT	04/06/17	—	267
USD	206,208	GHS	204,422	CIT	07/17/17	1,786	—
USD	587,982	HUF	587,815	BNP	08/29/17	167	—
USD	576,000	IDR	575,753	JPM	12/13/16	247	—
USD	439,015	IDR	444,631	JPM	01/23/17	—	5,616
USD	1,258,389	JPY	1,271,421	CIT	10/06/16	—	13,032
USD	790,000	MXN	798,412	CIT	10/26/16	—	8,412
USD	374,669	PEN	377,891	HSB	10/05/16	—	3,222
USD	505,880	RON	507,723	JPM	04/13/17	—	1,842
USD	613,414	THB	613,909	JPM	10/14/16	—	495
USD	295,357	UGX	299,387	HSB	10/17/16	—	4,029
USD	863,000	ZAR	875,389	CIT	10/03/16	—	12,389
USD	1,783,860	ZAR	1,773,136	CIT	10/03/16	10,725	—
USD	740,000	ZAR	748,862	CIT	11/30/16	—	8,862
USD	2,222,000	ZAR	2,181,017	JPM	10/03/16	40,983	—
UYU	24,887,280	USD	857,000	CIT	11/23/16	5,465	—

Lazard World Dividend & Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2016 (unaudited)

Forward Currency Contracts open at September 30, 2016 (concluded):

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
ZAR	5,318,621	USD	379,000	CIT	10/03/16	$8,584	$—
ZAR	5,376,293	USD	367,000	CIT	10/03/16	24,787	—
ZAR	7,012,130	USD	485,000	CIT	10/03/16	25,995	—
ZAR	9,277,764	USD	683,621	CIT	10/03/16	—	7,522
ZAR	17,793,546	USD	1,168,000	CIT	10/03/16	128,669	—
ZAR	21,495,037	USD	1,547,318	CIT	10/03/16	19,090	—
ZAR	22,825,264	USD	1,655,000	CIT	11/30/16	—	9,706
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$659,786	$630,779
Currency Abbreviations:
ARS	— Argentinian Peso
BRL	— Brazilian Real
CLP	— Chilean Peso
COP	— Colombian Peso
DOP	— Dominican Republic Peso
EGP	— Egyptian Pound
EUR	— Euro
GHS	— Ghanaian Cedi
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KES	— Kenyan Shilling
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RSD	— Serbian Dinar
RUB	— Russian Ruble
THB	— Thai Baht
TRY	— New Turkish Lira
UGX	— Ugandan Shilling
USD	— United States Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand
Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CAB	— Credit Agricole Corporate and Investment Bank
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard World Dividend & Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2016 (unaudited)

(a) Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under accounting principles generally accepted in the United States of America hierarchy.

(b) Principal amount denominated in respective country’s currency.

(c) For federal income tax purposes, the aggregate cost was $89,578,803, aggregate gross unrealized appreciation was $4,368,883, aggregate gross unrealized depreciation was $7,298,288 and the net unrealized depreciation was $2,929,405.

(d) Lazard World Dividend & Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-B	- Brazil Sovereign “Nota do Tesouro Nacional” Series B
NVDR	- Non-Voting Depository Receipt
PJSC	- Public Joint Stock Company
REIT	- Real Estate Investment Trust

Portfolio holdings by industry* (as a percentage of net assets):

Automobiles	0.7%
Banks	11.6
Beverages	0.8
Capital Markets	2.9
Commercial Services & Suppliers	0.7
Communications Equipment	3.8
Containers & Packaging	3.0
Diversified Telecommunication Services	8.2
Electrical Equipment	2.6
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	1.7
Equity Real Estate Investment Trusts (REITs)	4.5
Gas Utilities	2.0
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	0.8
Household Products	1.7
Independent Power and Renewable Electricity Producers	2.2
Insurance	6.4
IT Services	0.8
Machinery	1.8
Media	4.7
Metals & Mining	1.3
Mortgage Real Estate Investment Trusts (REITs)	2.7
Multi-Utilities	1.0
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	6.4
Professional Services	0.7
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	5.9
Technology Hardware, Storage & Peripherals	0.6
Thrifts & Mortgage Finance	1.3
Transportation Infrastructure	0.7

Wireless Telecommunication Services	3.7
Subtotal	96.6
Foreign Government Obligations	14.5
Total Investments	111.1%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a)   The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard World Dividend & Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: November 28, 2016

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 28, 2016